State Street SPDR Portfolio SP 500 ETF Investment Objectives and Goals - State Street SPDR Portfolio SP 500 ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummaryState Street® SPDR® Portfolio S&P 500® ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio S&P 500 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities.